Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Personal loans of consolidated VIEs	$ 4,300		$ 3,800
SpringCastle Portfolio	1,703		2,091
Allowance for finance receivable losses	224		180	$ 426	$ 259
Finance receivables held for sale	793		202
Restricted cash and cash equivalents	295		218
Long-term debt	$ 9,582		$ 8,356
Common stock, par value (in USD per share)	$ 0.50		$ 0.50
Common stock, shares authorized	25,000,000		25,000,000
Common stock, shares issued	10,160,020		10,160,020
Common stock, shares outstanding	10,160,020		10,160,020
Consolidated VIEs
Allowance for finance receivable losses	$ 128		$ 72
Finance receivables held for sale	435		0
Restricted cash and cash equivalents	282		210
Long-term debt	5,513		3,630
Personal Loans
Allowance for finance receivable losses	173		130	94	67
Finance receivables held for sale		$ 608
Personal Loans | Consolidated VIEs
Personal loans of consolidated VIEs	3,621		1,853
SpringCastle Portfolio
Allowance for finance receivable losses	4		3	$ 0	$ 0
SpringCastle Portfolio | Consolidated VIEs
SpringCastle Portfolio	$ 1,703		$ 2,091